Significant equity transactions, mergers and acquisitions and investments - Intime (Details) $ / shares in Units, ¥ in Millions, $ in Millions, $ in Millions	1 Months Ended						12 Months Ended
	Oct. 31, 2018 CNY (¥)	Oct. 31, 2018 HKD ($)	Feb. 28, 2018 CNY (¥)	Feb. 28, 2018 HKD ($)	May 31, 2017 CNY (¥)	May 31, 2017 HKD ($) $ / shares	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2020 USD ($)	Apr. 30, 2017
The allocation of the purchase price at the date of acquisition
Goodwill							¥ 276,782	¥ 264,935	¥ 162,149	$ 39,089
Total purchase price is comprised of:
- cash consideration							¥ 16,022	48,206	17,300
Trade names, trademarks and domain names | Maximum
Total purchase price is comprised of:
Estimated amortization periods							20 years
User base and customer relationships | Maximum
Total purchase price is comprised of:
Estimated amortization periods							16 years
Developed technology and patents | Maximum
Total purchase price is comprised of:
Estimated amortization periods							7 years
Intime
Total purchase price is comprised of:
Equity interest held in subsidiary (as a percentage)	99.00%	99.00%
Intime
The allocation of the purchase price at the date of acquisition
Net assets acquired					¥ 20,920
Goodwill					4,757
Deferred tax liabilities					(2,790)
Noncontrolling interests					(6,301)
Total					17,805
Total purchase price is comprised of:
- cash consideration					11,131	$ 12,605
- fair value of previously held equity interests					6,674
Total					17,805
Property and equipment					23,492
Bank borrowings					¥ 4,110
Weighted average amortization period					10 years 1 month 6 days	10 years 1 month 6 days
Gain recognized in relation to the revaluation of previously held equity interest relating to the step acquisition									1,861
Cash consideration for additional equity interest acquired	¥ 180	$ 203	¥ 5,428	$ 6,712
Reduction of noncontrolling interest								¥ 162	¥ 5,854
Intime | Maximum
Total purchase price is comprised of:
Estimated amortization periods					11 years	11 years
Intime | Trade names, trademarks and domain names
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets					¥ 1,131
Intime | User base and customer relationships
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets					72
Intime | Developed technology and patents
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets					¥ 16
Intime
Acquisition
Equity interest (as a percent)											28.00%
Share price, cancellation (in HKD per share) | $ / shares						$ 10.00